Share Capital and Other Equity Instruments (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 11, 2021	Jan. 14, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020
Common stock voting rights, description			The holders of the Company's common stock are entitled to one vote per share.		The holders of the Company's common stock are entitled to one vote per share.
Common stock, shares authorized			100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized			20,000,000		20,000,000	20,000,000
Warrant term					5 years
Gross proceeds from issuance of common stock			$ 21,614,488
Option to purchase shares					378,800	448,713
Inducement expense			298,714		$ (802,109)
Stock Option [Member]
Stock based compensation expense related to stock options			0	0	1,977,155	$ 535,587
Unamortized stock option expense			$ 0		$ 0
Option to purchase shares			560,404
Restricted Stock Units [Member]
Option to purchase shares			325,410
Restricted Stock Units [Member] | General and Administrative Expense [Member]
Stock based compensation expense related to stock options			$ 3,559,453	$ 0
Stock based compensation, not yet recognized			9,416,205
Stock based compensation, period for recognition				1 year 11 months 4 days
Restricted Stock Awards [Member]
Stock based compensation expense related to stock options			$ 32,112	$ 0
Option to purchase shares			42,125
Inducement expense			$ 298,714
Stock based compensation, not yet recognized			$ 72,009
Stock based compensation, period for recognition			5 months 20 days
Common Stock [Member] | Offering [Member]
Stock issued during period, shares, new issues	3,007,026	2,221,458
Warrants exercise price		$ 4.50
Proceeds from warrants	$ 12,800,000	$ 10,000,000
Proceeds from offering cost	11,624,401	$ 8,806,087
Gross proceeds from issuance of common stock	$ 12,800,000
Warrant [Member] | Offering [Member]
Warrants to purchase shares of common stock	1,503,513	1,666,019
Shares issued price per share	$ 4.90	$ 4.9519
Warrant term	5 years	5 years
Series B Preferred Stock [Member]
Preferred stock, shares authorized							20,000,000
Number of shares converted			3,275,407
Number of shares issued in conversion			3,275,407